Annual Fund Operating Expenses - River Canyon Total Return Bond Fund	Jan. 28, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 28, 2027
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.02%	[1]
Expenses (as a percentage of Assets)	0.83%
Fee Waiver or Reimbursement	(0.16%)	[2]
Net Expenses (as a percentage of Assets)	0.67%

[1]	The Total Annual Fund Operating Expenses may not equal the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	River Canyon Fund Management LLC (the “Adviser”) has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to limit the Total Annual Fund Operating Expenses of the Fund (excluding brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to 0.65% until January 28, 2027. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the applicable expense limitation in effect at the time of recoupment or that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and/or reimburse expenses automatically renews annually from year to year on the effective date of each subsequent annual update to the Fund’s registration statement until such time as the Adviser provides written notice of non-renewal, and will terminate automatically upon termination of the Investment Advisory Agreement between the Adviser and the Fund.